Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Jan. 31, 2024	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 7.52
Option Expiry Date May 9, 2026
Disclosure of classes of share capital [line items]
Exercise price | (per share)	10.32	[1]	$ 7.72
Option 14 and 15
Disclosure of classes of share capital [line items]
Exercise price			4.1
Option Expiry Date January 19, 2029
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 1.98	[2]	$ 1.48

[1]	Exercise price of US $7.72. The figure in the table above is translated at the January 31, 2024 rate.
[2]	Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2024 rate.